Capital	12 Months Ended
Dec. 31, 2019
Disclosure of share capital, reserves and other equity interest [text block] [Abstract]
Disclosure of share capital, reserves and other equity interest [text block]

Note 25 - Capital

Share capital of ordinary shares of NIS 0.1 par value each

	Number of ordinary shares
	2017	2018	2019
Registered and paid up share capital as at January 1	29,889,045	29,889,045	29,889,045
Issued for cash during the period (1)(2)	-	-	86,427,518
Registered and paid up share capital as at December 31	29,889,045	29,889,045	116,316,563

Authorized share capital	50,000,000	50,000,000	150,000,000

1)	On January 20, 2019, the Company conducted a private placement of 7,385,600 of its Ordinary Shares, NIS 0.1 par value, to certain institutional, “qualified” and private investors in Israel. The Company received gross proceeds from the offering of approximately NIS 118, based on a price of NIS 16 per share.

2)	On December 2, 2019 as part of the Searchlight-Fuhrer Transaction, the Company issued 79,041,918 of its Ordinary Shares, NIS 0.1 par value to Searchlight, the Fuhrer Group, Internet Gold and the public for a total consideration of NIS 330, based on a price of NIS 4.175 per share.